Interest and Finance Costs, net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest And Finance Costs Net
Interest on long-term debt (Note 7)	$ 2,674	$ 2,577	$ 2,359
Interest on promissory note (Note 3)	70	69	12
Capitalized interest			(13)
Amortization of financing costs	153	164	173
Total	$ 2,897	$ 2,810	$ 2,531